Related Party Transactions (Details 3) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Other PPE [Member]
Statement [Line Items]
Leases and/or rights of use	$ (16,000,000)	$ 0	$ 2,000,000
Fees and remunerations	0	(35,000,000)	0
Financial operations	(2,000,000)	0	(2,000,000)
Corporate services	0	0	69,000,000
Donations	(53,000,000)	0	(2,000,000)
Legal services	(30,000,000)	(44,000,000)	0
La Rural S.A. [Member]
Statement [Line Items]
Leases and/or rights of use	(15,000,000)	0	56,000,000
Totals [Member]
Statement [Line Items]
Total related party liabilities	(1,169,000,000)	(1,126,000,000)	(1,061,000,000)
Senior Management [Member]
Statement [Line Items]
Fees and remunerations	(44,000,000)	(45,000,000)	(66,000,000)
Helmir [Member]
Statement [Line Items]
Financial operations	96,000,000	0	0
Cresud [Member]
Statement [Line Items]
Leases and/or rights of use	36,000,000	29,000,000	56,000,000
Financial operations	329,000,000	336,000,000	45,000,000
Corporate services	(713,000,000)	(704,000,000)	(820,000,000)
Taaman [Member]
Statement [Line Items]
Corporate services	(16,000,000)	0	2,000,000
Directors [Member]
Statement [Line Items]
Fees and remunerations	(845,000,000)	(613,000,000)	(721,000,000)
Total Parent Company [Member]
Statement [Line Items]
Total parent company	(348,000,000)	(339,000,000)	(708,000,000)
Total Others [Member]
Statement [Line Items]
Total others	990,000,000	(737,000,000)	(720,000,000)
Total Associates And Joint Ventures [Member]
Statement [Line Items]
Total associates and joint ventures	169,000,000	(50,000,000)	367,000,000
BACS [Member]
Statement [Line Items]
Leases and/or rights of use	78,000,000	77,000,000	81,000,000
BHN Vida S.A [Member]
Statement [Line Items]
Leases and/or rights of use	15,000,000	0	0
BHN Seguros Generales S.A [Member]
Statement [Line Items]
Leases and/or rights of use	6,000,000	0	0
Tarshop [Member]
Statement [Line Items]
Leases and/or rights of use	0	0	89,000,000
Commissions	0	0	2,000,000
Other Associates And Joint Ventures [Member]
Statement [Line Items]
Leases and/or rights of use	(8,000,000)	14,000,000	51,000,000
Financial operations	(3)	56,000,000	(2,000,000)
Corporate services	0	(197,000,000)	45,000,000
Manibil S.A. [Member]
Statement [Line Items]
Corporate services	$ 0	$ 0	$ 45,000,000